FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06-30-2010
Check here if Amendment [ ]; Amendment Number: ______ This
Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 28-13979


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

08/06/10

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 56
Form 13F Information Table Value
Total: 167909.68(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE








	FORM 13F INFORMATION TABLE
                                                   			VALUE   		SHARES/  SH/ PUT/        INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     	CUSIP   	(x$1000) 		PRN AMT  PRN CALL       DSCRETN MANAGERS   SOLE   SHARED  NONE
Ishares TR				com	464288257	9290325.75	246755	 SH		SOLE		 6635		240120
America Movil Sab de CV			com	02364w105	38000		800	 SH		SOLE				800
Bank of America Corporation		com	060505104	467025		32500	 SH		SOLE		 20900		11600
spdr series trust				com	78464a516	3997118.75	74365	 SH		SOLE		 74365
Citigroup Inc				com	172967101	947670.4		252040	 SH		SOLE		 214500		37540
WisdomTree Trust				com	97717w133	2015022.8	94780	 SH		SOLE		 94780
INDEXIQ ETF TR		     		com	45409b602	202377.8		8050	 SH		SOLE		 8050
iShares TR				com	464288646	5744631		55290	 SH		SOLE		 8940		46350
POWERSHS DB MULTI SECT COMM		com	73936b705	1210680		67260	 SH		SOLE		 14410		52850
POWERSHARES DB CMDTY IDX TRA		com	73935s105	4312490.1	199930	 SH		SOLE		 44500		155430
POWERSHARES DB G10 CURCY HAR		com	73935y102	370430		17000	 SH		SOLE				17000
d r horton inc				com	23331a109	9731.7		990	 SH		SOLE		 990
morgan stanley				com	617480280	401976		7200	 SH		SOLE				7200
iShares					com	464286640	655789.92	11568	 SH		SOLE		 11568
ishares tr index				com	464287234	44784		1200	 SH		SOLE		 1200
iShares					com	464286103	1622790		85500	 SH		SOLE		 85500
iShares					com	464286509	2308682.1	92830	 SH		SOLE		 92830
iShares					com	464286806	2366721.45	126495	 SH		SOLE		 126495
iShares					com	464286848	4018486.4	436792	 SH		SOLE		 436792
iShares					com	464286749	3809894.1	190590	 SH		SOLE		 190590
iShares					com	464286830	398112		34800	 SH		SOLE		 34800
iShares					com	464286814	956106.8		55880	 SH		SOLE		 55880
iShares					com	464286202	8563034.25	560775	 SH		SOLE		 491775		69000
iShares					com	464286764	30238.5		950	 SH		SOLE		 950
iShares					com	464286707	680844.48	34808	 SH		SOLE		 34808
iShares					com	464286673	418937.28	37272	 SH		SOLE		 37272
iShares					com	464286699	14490981.12	1078198	 SH		SOLE		 1028818		49380
iShares					com	464286822	1316975		27500	 SH		SOLE		 16500		11000
iShares					com	464286772	7553754.5	168950	 SH		SOLE		 150905		18045
iShares					com	464286780	940855.5		17870	 SH		SOLE		 17870
iShares					com	464287184	185867.5		4750	 SH		SOLE				4750
Gabelli Global Deal fd			com	36245g103	1900891.95	144335	 SH		SOLE		 36125		108210
General Electric Co			com	369604103	81876.76		5678	 SH		SOLE				5678
Goldman Sachs Group Inc			com	38141g104	992401.2		7560	 SH		SOLE		 2360		5200
Hovnanian Enterprises Inc.		cla	442487203	65136		17700	 SH		SOLE		 17700
ISHARES TR INDEX				com	464287200	217266		2100	 SH		SOLE		 2100
ISHARES TR INDEX				com	464287341	2474169.75	84587	 SH		SOLE		 980		83607
ISHARES TR INDEX				com	464287242	2749461		25350	 SH		SOLE		 5890		19460
HSBC USA INC				com	4042ep602	1164272.4	144810	 SH		SOLE		 17290		127520
Microsoft Corp				com	594918104	1302366		56600	 SH		SOLE		 26600		30000
OIL SVC HOLDRS TR				com	678002106	492128		5200	 SH		SOLE				5200
Oil Index ETN -iPath			com	06738C786	22088		1000	 SH		SOLE		 1000
PETROLEO BRASILEIRO SA PETRO		com	71654v408	308880		9000	 SH		SOLE				9000
Pfizer Inc				com	717081103	88183.84		6184	 SH		SOLE				6184
INDEXIQ ETF TR				com	45409b107	5735723.8	217180	 SH		SOLE		 13540		203640
Research in Motion ltd			com	760975102	20689.2		420	 SH		SOLE		 420
Market Vectors				com	57060U506	8330569.5	296990	 SH		SOLE		 257480		39510
revenueshares etf tr			com	761396100	2844063		146980	 SH		SOLE		 4930		142050
ishares tr index				com	464287457	5809327.2	69060	 SH		SOLE		 15890		53170
sdr s&p 500 etf tr			com	78462F103	40788931.3	395165	 SH		SOLE		 395165
ishares inc				com	464286624	4854165.55	105365	 SH		SOLE		 92555		12810
ishares inc				com	464286715	5816742.35	109895	 SH		SOLE		 97825		12070
powershs db us dollar index		com	73936d206	1624908.6	65415	 SH		SOLE		 5985		59430
Verizon Communications Inc		com	92343V104 	28860.6		1030	 SH		SOLE		 1030
Exxon Mobil Corp				com	30231g102	480244.05	8415	 SH		SOLE		 8415
Yahoo Inc				com	984332106	346000		25000	 SH		SOLE				25000